Securities - Summary of Securities Evaluated at Amortized Cost (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 2,238,807	R$ 1,828,704
Expected credit losses	92,560	55,564	R$ 9,410
Bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	1,868,776	1,828,704
Expected credit losses	2,497	1,087
Rural product note
Disclosure of financial assets [line items]
Financial assets at amortized cost	328,638	0
Debentures
Disclosure of financial assets [line items]
Financial assets at amortized cost	41,393	0
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets at amortized cost	2,241,304	1,829,791
Gross carrying amount | Bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	1,871,273	1,829,791
Gross carrying amount | Rural product note
Disclosure of financial assets [line items]
Financial assets at amortized cost	328,638	0
Gross carrying amount | Debentures
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 41,393	R$ 0